N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	MASSMUTUAL ASCEND LIFE INSURANCE CO
Entity Central Index Key	0000723258
Entity Investment Company Type	N-4
Document Period End Date	May 01, 2026
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
INDEX SUMMIT 6 ROP - CALENDAR YEAR 2025 UPSIDE RATES

	Strategy 1	Strategy 2	Strategy 3	Strategy 4	Strategy 5	Strategy 6	Strategy 7	Strategy 8	Strategy 9	Strategy 10	Strategy 11	Strategy 12	Strategy 13	Strategy 14	Strategy 15	Strategy 16	Strategy 17	Strategy 18	Strategy 19	Strategy 20	Strategy 21	Strategy 22	Strategy 23	Strategy 24	Strategy 25	Strategy 26	Strategy 27	Strategy 28	Strategy 29
	FIX 1‑Year N/A	S&P 500 1-Year 50% DPR	S&P 500 1-Year 50% DPR	MSCI EAFE 1-Year 50% DPR	iYR 1- Year 50% DPR	FTBE 1- Year 50% DPR	S&P 500 1-Year 10% Buffer	FTBE 1- Year 10% Buffer	S&P 500 1-Year 10% Buffer	S&P 500 1-Year 10% Buffer	S&P 500 1-Year 20% Buffer	S&P 500 1-Year 20% Buffer	S&P 500 1-Year - 10% Floor	MSCI EAFE 1- Year -10% Floor	iYR 1- Year -10% Floor	GLD 1- Year -10% Floor	S&P 500 1-Year 0% Floor	S&P 500 2-Year 50% DPR	S&P 500 2-Year 50% DPR	S&P 500 3-Year 10% Buffer	S&P 500 3-Year 20% Buffer	S&P 500 6-Year 10% Buffer	Russell 2000 6- Year 10% Buffer	S&P 500 6-Year 20% Buffer	Russell 2000 6- Year 20% Buffer	Russell 2000 1- Year 10% Buffer	Russell 2000 1- Year 20% Buffer	Russell 2000 3- Year 10% Buffer	Russell 2000 3- Year 20% Buffer
	Fix Rate	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Par Rate	Trigger	Trigger	Cap	Trigger	Cap	Cap	Cap	Cap	Cap	Cap	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Par Rate	Cap	Cap	Par Rate	Par Rate
PURCHASE PAYMENTS $100,000 AND OVER
1/6/2025	3.05%	10.50%	66%	73%	65%	125%	11.00%	100%	8.25%	6.25%	8.00%	6.75%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	90%	81%	85%	85%	80%	90%	N/A	N/A	N/A	N/A
1/20/2025	3.05%	10.50%	66%	73%	65%	125%	11.00%	100%	8.25%	6.25%	8.00%	6.75%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	90%	81%	85%	85%	80%	90%	N/A	N/A	N/A	N/A
2/6/2025	3.65%	12.00%	75%	80%	75%	135%	13.00%	110%	10.00%	8.00%	9.50%	8.00%	11.50%	12.00%	15.00%	16.00%	6.25%	22.00%	85%	95%	81%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
2/20/2025	3.65%	12.00%	75%	80%	75%	135%	13.00%	110%	10.00%	8.00%	9.50%	8.00%	11.50%	12.00%	15.00%	16.00%	6.25%	22.00%	85%	95%	81%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
3/6/2025	3.65%	12.00%	75%	80%	75%	135%	13.00%	110%	10.00%	8.00%	9.50%	8.00%	11.50%	12.00%	15.00%	16.00%	6.25%	22.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
3/20/2025	3.65%	12.00%	75%	80%	75%	135%	13.00%	110%	10.00%	8.00%	9.50%	8.00%	11.50%	12.00%	15.00%	16.00%	6.25%	22.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
4/6/2025	3.65%	12.00%	75%	80%	75%	135%	13.00%	110%	10.00%	8.00%	9.50%	8.00%	11.50%	12.00%	15.00%	16.00%	6.25%	22.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
4/20/2025	3.65%	12.00%	75%	80%	75%	135%	13.00%	110%	10.00%	8.00%	9.50%	8.00%	11.50%	12.00%	15.00%	16.00%	6.25%	22.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
5/6/2025	3.65%	14.00%	75%	80%	75%	135%	16.00%	115%	12.00%	9.00%	11.00%	9.25%	13.00%	12.00%	15.00%	16.00%	6.25%	25.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
5/20/2025	3.65%	14.00%	75%	80%	75%	135%	16.00%	115%	12.00%	9.00%	11.00%	9.25%	13.00%	12.00%	15.00%	16.00%	6.25%	25.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
6/6/2025	3.65%	14.00%	75%	80%	75%	135%	16.00%	115%	12.00%	9.00%	11.00%	9.25%	13.00%	12.00%	15.00%	16.00%	6.25%	25.00%	85%	100%	90%	90%	90%	85%	85%	25.00%	15.00%	95%	85%
6/20/2025	3.65%	14.00%	75%	80%	75%	135%	16.00%	115%	12.00%	9.00%	11.00%	9.25%	13.00%	12.00%	15.00%	16.00%	6.25%	25.00%	85%	100%	90%	90%	90%	85%	85%	25.00%	15.00%	95%	85%
7/6/2025	3.65%	14.00%	75%	80%	75%	135%	16.00%	115%	12.00%	9.00%	11.00%	9.25%	13.00%	12.00%	15.00%	16.00%	6.25%	25.00%	85%	100%	90%	90%	90%	85%	85%	25.00%	15.00%	95%	85%
7/20/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
8/6/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
8/20/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
9/6/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
9/20/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
10/6/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
10/20/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
11/6/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
11/20/2025	3.65%	14.00%	80%	75%	75%	135%	20.00%	115%	10.00%	8.00%	12.50%	8.00%	14.00%	12.00%	15.00%	16.00%	7.25%	25.00%	90%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
12/6/2025	3.65%	14.00%	80%	75%	75%	135%	20.00%	115%	10.00%	8.00%	12.50%	8.00%	14.00%	12.00%	15.00%	16.00%	7.25%	25.00%	90%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
12/20/2025	3.55%	14.00%	75%	75%	75%	135%	17.00%	115%	10.00%	8.00%	11.50%	8.00%	13.00%	12.00%	15.00%	16.00%	6.25%	23.00%	80%	95%	85%	85%	90%	80%	80%	24.00%	14.50%	95%	85%
PURCHASE PAYMENTS BELOW $100,000
1/6/2025	3.00%	10.00%	61%	68%	60%	120%	10.75%	95%	8.00%	6.00%	7.50%	6.50%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	85%	80%	80%	80%	75%	85%	N/A	N/A	N/A	N/A
1/20/2025	3.00%	10.00%	61%	68%	60%	120%	10.75%	95%	8.00%	6.00%	7.50%	6.50%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	85%	80%	80%	80%	75%	85%	N/A	N/A	N/A	N/A
2/6/2025	3.60%	11.50%	70%	75%	70%	130%	12.75%	105%	9.75%	7.75%	9.00%	7.75%	11.25%	11.50%	14.50%	15.00%	6.00%	20.00%	80%	90%	80%	85%	85%	83%	80%	N/A	N/A	N/A	N/A
2/20/2025	3.65%	12.00%	75%	80%	75%	135%	13.00%	110%	10.00%	8.00%	9.50%	8.00%	11.50%	12.00%	15.00%	16.00%	6.25%	22.00%	85%	95%	81%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
3/6/2025	3.65%	12.00%	75%	80%	75%	135%	13.00%	110%	10.00%	8.00%	9.50%	8.00%	11.50%	12.00%	15.00%	16.00%	6.25%	22.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
3/20/2025	3.65%	12.00%	75%	80%	75%	135%	13.00%	110%	10.00%	8.00%	9.50%	8.00%	11.50%	12.00%	15.00%	16.00%	6.25%	22.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
4/6/2025	3.65%	12.00%	75%	80%	75%	135%	13.00%	110%	10.00%	8.00%	9.50%	8.00%	11.50%	12.00%	15.00%	16.00%	6.25%	22.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
4/20/2025	3.65%	12.00%	75%	80%	75%	135%	13.00%	110%	10.00%	8.00%	9.50%	8.00%	11.50%	12.00%	15.00%	16.00%	6.25%	22.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
5/6/2025	3.65%	14.00%	75%	80%	75%	135%	16.00%	115%	12.00%	9.00%	11.00%	9.25%	13.00%	12.00%	15.00%	16.00%	6.25%	25.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
5/20/2025	3.65%	14.00%	75%	80%	75%	135%	16.00%	115%	12.00%	9.00%	11.00%	9.25%	13.00%	12.00%	15.00%	16.00%	6.25%	25.00%	85%	100%	90%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
6/6/2025	3.65%	14.00%	75%	80%	75%	135%	16.00%	115%	12.00%	9.00%	11.00%	9.25%	13.00%	12.00%	15.00%	16.00%	6.25%	25.00%	85%	100%	90%	90%	90%	85%	85%	25.00%	15.00%	95%	85%
6/20/2025	3.65%	14.00%	75%	80%	75%	135%	16.00%	115%	12.00%	9.00%	11.00%	9.25%	13.00%	12.00%	15.00%	16.00%	6.25%	25.00%	85%	100%	90%	90%	90%	85%	85%	25.00%	15.00%	95%	85%
7/6/2025	3.65%	14.00%	75%	80%	75%	135%	16.00%	115%	12.00%	9.00%	11.00%	9.25%	13.00%	12.00%	15.00%	16.00%	6.25%	25.00%	85%	100%	90%	90%	90%	85%	85%	25.00%	15.00%	95%	85%
7/20/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
8/6/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
8/20/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
9/6/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
9/20/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
10/6/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
10/20/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
11/6/2025	3.65%	14.00%	85%	75%	75%	135%	20.00%	115%	10.00%	8.00%	13.50%	8.00%	15.00%	12.00%	15.00%	16.00%	8.25%	25.00%	95%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
11/20/2025	3.65%	14.00%	80%	75%	75%	135%	20.00%	115%	10.00%	8.00%	12.50%	8.00%	14.00%	12.00%	15.00%	16.00%	7.25%	25.00%	90%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
12/6/2025	3.65%	14.00%	80%	75%	75%	135%	20.00%	115%	10.00%	8.00%	12.50%	8.00%	14.00%	12.00%	15.00%	16.00%	7.25%	25.00%	90%	95%	90%	90%	90%	80%	80%	25.00%	15.00%	95%	85%
12/20/2025	3.55%	14.00%	75%	75%	75%	135%	17.00%	115%	10.00%	8.00%	11.50%	8.00%	13.00%	12.00%	15.00%	16.00%	6.25%	23.00%	80%	95%	85%	85%	90%	80%	80%	24.00%	14.50%	95%	85%

PURCHASE PAYMENTS $100,000 AND OVER
1/6/2024	3.05%	11.50%	66%	73%	65%	130%	13.00%	105%	N/A	N/A	N/A	N/A	10.00%	10.00%	12.50%	14.00%	5.00%	23.00%	80%	N/A	N/A	125%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2024	3.05%	11.00%	66%	73%	65%	130%	12.00%	105%	N/A	N/A	N/A	N/A	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	80%	N/A	N/A	120%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2024	3.05%	11.00%	66%	73%	65%	130%	12.00%	105%	N/A	N/A	N/A	N/A	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	80%	N/A	N/A	120%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2024	3.05%	11.00%	66%	73%	65%	130%	12.00%	105%	N/A	N/A	N/A	N/A	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	N/A	N/A	110%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2024	3.05%	11.00%	66%	73%	65%	130%	12.00%	105%	N/A	N/A	N/A	N/A	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	N/A	N/A	110%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2024	3.05%	11.00%	66%	73%	65%	130%	12.00%	105%	N/A	N/A	N/A	N/A	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	N/A	N/A	110%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2024	3.05%	11.00%	66%	73%	65%	130%	12.00%	105%	N/A	N/A	N/A	N/A	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	N/A	N/A	110%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2024	3.05%	11.00%	66%	73%	65%	130%	12.00%	105%	N/A	N/A	N/A	N/A	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	N/A	N/A	110%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2024	3.05%	11.00%	66%	73%	65%	130%	12.00%	105%	N/A	N/A	N/A	N/A	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	N/A	N/A	110%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2024	3.05%	11.00%	66%	73%	65%	130%	12.00%	105%	9.25%	7.00%	9.50%	7.75%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	86%	110%	100%	90%	90%	N/A	N/A	N/A	N/A
6/6/2024	3.05%	11.00%	66%	73%	65%	130%	12.00%	105%	9.25%	7.00%	9.50%	7.75%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	86%	110%	100%	90%	90%	N/A	N/A	N/A	N/A
6/20/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	9.25%	7.00%	9.50%	7.75%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	86%	105%	100%	90%	90%	N/A	N/A	N/A	N/A
7/6/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	9.25%	7.00%	9.50%	7.75%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	86%	105%	100%	90%	90%	N/A	N/A	N/A	N/A
7/20/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	9.25%	7.00%	9.50%	7.75%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	86%	100%	100%	90%	90%	N/A	N/A	N/A	N/A
8/6/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	9.25%	7.00%	9.50%	7.75%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	86%	100%	100%	90%	90%	N/A	N/A	N/A	N/A
8/20/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	8.75%	6.25%	8.50%	7.25%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	83%	95%	95%	90%	90%	N/A	N/A	N/A	N/A
9/6/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	8.75%	6.25%	8.50%	7.25%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	83%	95%	95%	90%	90%	N/A	N/A	N/A	N/A
9/20/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	8.75%	6.25%	8.50%	7.25%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	83%	95%	95%	90%	90%	N/A	N/A	N/A	N/A
10/6/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	8.75%	6.25%	8.50%	7.25%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	83%	95%	95%	90%	90%	N/A	N/A	N/A	N/A
10/20/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	8.75%	6.25%	8.50%	7.25%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	83%	95%	95%	90%	90%	N/A	N/A	N/A	N/A
11/6/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	8.75%	6.25%	8.50%	7.25%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	95%	83%	95%	95%	90%	90%	N/A	N/A	N/A	N/A
11/20/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	8.75%	6.25%	8.50%	7.25%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	100%	83%	95%	95%	90%	90%	N/A	N/A	N/A	N/A
12/6/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	8.75%	6.25%	8.50%	7.25%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	100%	83%	95%	95%	90%	90%	N/A	N/A	N/A	N/A
12/20/2024	3.05%	11.00%	66%	73%	65%	125%	12.00%	100%	8.75%	6.25%	8.50%	7.25%	10.00%	10.00%	12.50%	14.00%	5.00%	20.00%	75%	100%	83%	95%	95%	90%	90%	N/A	N/A	N/A	N/A
PURCHASE PAYMENTS BELOW $100,000
1/6/2024	3.00%	11.00%	61%	68%	60%	125%	12.50%	100%	N/A	N/A	N/A	N/A	9.75%	9.50%	12.00%	13.00%	4.75%	21.00%	75%	N/A	N/A	120%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2024	3.00%	10.50%	61%	68%	60%	125%	11.50%	100%	N/A	N/A	N/A	N/A	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	75%	N/A	N/A	115%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2024	3.00%	10.50%	61%	68%	60%	125%	11.50%	100%	N/A	N/A	N/A	N/A	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	75%	N/A	N/A	115%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2024	3.00%	10.50%	61%	68%	60%	125%	11.50%	100%	N/A	N/A	N/A	N/A	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	N/A	N/A	105%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2024	3.00%	10.50%	61%	68%	60%	125%	11.50%	100%	N/A	N/A	N/A	N/A	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	N/A	N/A	105%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2024	3.00%	10.50%	61%	68%	60%	125%	11.50%	100%	N/A	N/A	N/A	N/A	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	N/A	N/A	105%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2024	3.00%	10.50%	61%	68%	60%	125%	11.50%	100%	N/A	N/A	N/A	N/A	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	N/A	N/A	105%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2024	3.00%	10.50%	61%	68%	60%	125%	11.50%	100%	N/A	N/A	N/A	N/A	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	N/A	N/A	105%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2024	3.00%	10.50%	61%	68%	60%	125%	11.50%	100%	N/A	N/A	N/A	N/A	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	N/A	N/A	105%	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2024	3.00%	10.50%	61%	68%	60%	125%	11.50%	100%	9.00%	6.75%	9.00%	7.50%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	85%	105%	95%	85%	85%	N/A	N/A	N/A	N/A
6/6/2024	3.00%	10.50%	61%	68%	60%	125%	11.50%	100%	9.00%	6.75%	9.00%	7.50%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	85%	105%	95%	85%	85%	N/A	N/A	N/A	N/A
6/20/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	9.00%	6.75%	9.00%	7.50%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	85%	100%	95%	85%	85%	N/A	N/A	N/A	N/A
7/6/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	9.00%	6.75%	9.00%	7.50%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	85%	100%	95%	85%	85%	N/A	N/A	N/A	N/A
7/20/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	9.00%	6.75%	9.00%	7.50%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	85%	95%	95%	85%	85%	N/A	N/A	N/A	N/A
8/6/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	9.00%	6.75%	9.00%	7.50%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	85%	95%	95%	85%	85%	N/A	N/A	N/A	N/A
8/20/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	8.50%	6.00%	8.00%	7.00%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	82%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
9/6/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	8.50%	6.00%	8.00%	7.00%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	82%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
9/20/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	8.50%	6.00%	8.00%	7.00%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	82%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
10/6/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	8.50%	6.00%	8.00%	7.00%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	82%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
10/20/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	8.50%	6.00%	8.00%	7.00%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	82%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
11/6/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	8.50%	6.00%	8.00%	7.00%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	90%	82%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
11/20/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	8.50%	6.00%	8.00%	7.00%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	95%	82%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
12/6/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	8.50%	6.00%	8.00%	7.00%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	95%	82%	90%	90%	85%	85%	N/A	N/A	N/A	N/A
12/20/2024	3.00%	10.50%	61%	68%	60%	120%	11.50%	95%	8.50%	6.00%	8.00%	7.00%	9.75%	9.50%	12.00%	13.00%	4.75%	19.00%	70%	95%	82%	90%	90%	85%	85%	N/A	N/A	N/A	N/A

PURCHASE PAYMENTS $100,000 AND OVER
1/6/2023	3.00%	12.65%	78%	82%	72%	156%	13.30%	133%	N/A	N/A	N/A	N/A	12.10%	14.00%	17.15%	18.30%	6.75%	14.60%	61%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2023	3.00%	12.60%	78%	84%	82%	158%	13.70%	134%	N/A	N/A	N/A	N/A	11.85%	15.15%	20.75%	18.85%	6.85%	14.45%	61%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2023	3.00%	13.50%	70%	73%	68%	149%	13.70%	125%	N/A	N/A	N/A	N/A	11.85%	13.90%	18.70%	15.15%	6.80%	14.10%	60%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2023	3.00%	13.75%	69%	71%	69%	145%	13.55%	119%	N/A	N/A	N/A	N/A	11.85%	11.85%	18.70%	15.15%	6.35%	14.10%	59%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2023	3.00%	13.25%	69%	73%	69%	145%	12.65%	119%	N/A	N/A	N/A	N/A	11.65%	11.85%	18.65%	15.15%	6.20%	14.05%	58%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2023	3.25%	15.00%	75%	82%	77%	165%	13.00%	140%	N/A	N/A	N/A	N/A	10.60%	11.45%	16.15%	14.80%	5.45%	14.90%	61%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2023	3.25%	14.60%	74%	80%	76%	167%	12.90%	142%	N/A	N/A	N/A	N/A	10.20%	11.15%	16.05%	15.25%	5.25%	14.65%	60%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2023	3.10%	13.00%	70%	76%	68%	149%	11.20%	122%	N/A	N/A	N/A	N/A	10.00%	10.55%	14.15%	14.00%	5.50%	13.45%	56%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2023	2.90%	12.35%	68%	75%	63%	144%	11.25%	116%	N/A	N/A	N/A	N/A	10.00%	10.25%	12.85%	14.00%	5.00%	13.55%	53%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2023	2.90%	11.25%	66%	77%	65%	131%	11.00%	106%	7.45%	5.35%	7.10%	5.60%	10.10%	11.10%	12.60%	13.70%	5.20%	11.25%	50%	81%	67%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2023	2.90%	10.95%	66%	76%	65%	130%	10.65%	105%	7.10%	5.00%	7.00%	5.50%	10.00%	12.00%	13.10%	13.80%	5.10%	11.20%	50%	85%	70%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2023	2.90%	11.50%	66%	77%	65%	130%	11.50%	105%	7.55%	5.35%	7.65%	5.95%	10.25%	11.75%	13.25%	14.00%	5.15%	11.55%	51%	91%	76%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2023	2.90%	11.50%	66%	78%	69%	130%	12.75%	105%	7.95%	5.60%	8.55%	6.40%	10.10%	13.05%	15.70%	14.70%	5.10%	11.80%	52%	99%	83%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2023	2.90%	11.50%	66%	79%	68%	130%	13.00%	105%	8.15%	5.80%	8.85%	6.55%	10.40%	12.80%	15.35%	16.80%	5.15%	11.90%	53%	100%	85%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2023	2.90%	12.20%	67%	80%	69%	130%	13.10%	105%	8.75%	6.15%	9.65%	7.00%	11.10%	13.05%	15.55%	18.45%	5.25%	12.75%	55%	107%	90%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2023	2.90%	14.20%	70%	84%	76%	130%	16.15%	105%	10.35%	7.50%	11.15%	8.05%	12.15%	15.25%	19.20%	25.85%	5.40%	15.00%	60%	116%	97%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2023	2.90%	12.10%	71%	88%	80%	130%	13.10%	105%	8.75%	6.25%	9.40%	6.90%	11.00%	14.35%	21.35%	22.00%	5.20%	12.60%	58%	110%	92%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2023	2.90%	12.65%	72%	84%	89%	130%	14.35%	105%	9.50%	7.00%	10.10%	7.45%	10.50%	13.85%	20.85%	24.30%	5.10%	15.25%	63%	114%	95%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2023	2.90%	12.85%	74%	83%	94%	129%	15.10%	104%	9.55%	6.95%	10.35%	7.45%	10.25%	13.10%	25.35%	26.75%	5.05%	14.30%	61%	117%	98%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2023	2.90%	11.70%	75%	85%	94%	129%	13.50%	104%	9.15%	6.80%	9.40%	7.05%	9.60%	13.75%	21.70%	28.55%	4.90%	14.00%	62%	109%	91%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2023	2.90%	11.40%	72%	82%	89%	129%	13.05%	104%	8.85%	6.55%	9.25%	6.90%	9.35%	12.05%	18.65%	24.10%	4.85%	13.30%	61%	105%	87%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2023	2.90%	10.50%	71%	82%	89%	129%	11.95%	104%	8.60%	6.45%	8.45%	6.55%	8.75%	11.35%	16.65%	17.90%	4.70%	12.80%	61%	93%	77%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2023	2.90%	11.35%	68%	80%	86%	129%	12.80%	104%	8.70%	6.25%	9.30%	6.90%	9.35%	11.10%	16.15%	19.95%	4.90%	12.80%	61%	99%	83%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2023	2.90%	11.75%	68%	81%	86%	129%	13.25%	104%	8.65%	6.20%	9.65%	6.95%	9.70%	12.50%	16.45%	19.35%	5.00%	12.65%	61%	103%	87%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PURCHASE PAYMENTS BELOW $100,000
1/6/2023	2.90%	11.80%	71%	75%	67%	150%	11.90%	125%	N/A	N/A	N/A	N/A	11.65%	12.90%	16.25%	17.35%	6.35%	14.05%	57%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2023	2.90%	11.80%	71%	78%	76%	151%	12.25%	126%	N/A	N/A	N/A	N/A	11.40%	13.90%	19.40%	17.90%	6.45%	13.85%	58%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2023	2.90%	12.65%	64%	66%	63%	143%	12.25%	117%	N/A	N/A	N/A	N/A	11.40%	12.90%	17.60%	14.40%	6.40%	13.60%	57%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2023	2.90%	13.00%	63%	65%	64%	139%	12.00%	113%	N/A	N/A	N/A	N/A	11.40%	10.90%	17.60%	14.40%	5.90%	13.60%	56%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2023	2.90%	12.40%	63%	67%	63%	139%	11.20%	113%	N/A	N/A	N/A	N/A	11.20%	10.90%	17.60%	14.40%	5.80%	13.55%	55%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2023	3.15%	14.50%	70%	76%	72%	157%	11.90%	130%	N/A	N/A	N/A	N/A	10.20%	10.40%	15.20%	14.05%	5.00%	14.40%	58%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2023	3.15%	14.00%	69%	74%	71%	158%	11.45%	133%	N/A	N/A	N/A	N/A	9.80%	10.20%	15.10%	14.45%	4.85%	14.15%	57%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2023	3.00%	12.40%	65%	70%	63%	142%	9.65%	114%	N/A	N/A	N/A	N/A	9.75%	9.65%	13.40%	13.00%	5.05%	13.00%	53%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2023	2.85%	11.80%	63%	70%	58%	138%	9.80%	109%	N/A	N/A	N/A	N/A	9.75%	9.50%	12.10%	13.00%	4.75%	13.05%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2023	2.85%	10.65%	61%	71%	60%	126%	10.50%	101%	7.25%	5.15%	6.70%	5.40%	9.80%	10.45%	12.10%	12.65%	4.90%	10.60%	50%	77%	66%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2023	2.85%	10.35%	61%	71%	60%	125%	10.15%	100%	6.85%	4.80%	6.60%	5.30%	9.75%	11.25%	12.50%	12.70%	4.85%	10.60%	50%	81%	69%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2023	2.85%	11.00%	61%	71%	60%	125%	10.95%	100%	7.35%	5.15%	7.25%	5.75%	9.95%	11.05%	12.65%	13.00%	4.90%	10.90%	50%	87%	75%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2023	2.85%	11.00%	61%	72%	64%	125%	12.25%	100%	7.75%	5.45%	8.15%	6.20%	9.85%	12.30%	14.95%	13.55%	4.85%	11.20%	50%	94%	83%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2023	2.85%	11.00%	61%	73%	63%	125%	12.50%	100%	7.95%	5.60%	8.45%	6.40%	10.15%	12.05%	14.70%	15.40%	4.90%	11.25%	50%	96%	85%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2023	2.85%	11.65%	62%	75%	63%	125%	12.60%	100%	8.55%	5.95%	9.20%	6.80%	10.85%	12.30%	14.90%	17.00%	5.00%	12.10%	52%	102%	90%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2023	2.85%	13.60%	65%	79%	70%	125%	15.50%	100%	10.15%	7.30%	10.70%	7.90%	11.85%	14.35%	18.25%	23.40%	5.15%	14.25%	57%	112%	98%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2023	2.85%	11.50%	66%	82%	74%	125%	13.55%	100%	8.55%	6.05%	8.95%	6.70%	10.80%	13.40%	19.90%	20.20%	4.95%	11.90%	55%	105%	92%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2023	2.85%	12.10%	67%	78%	83%	125%	13.75%	100%	9.35%	6.80%	9.65%	7.30%	10.20%	12.95%	19.45%	22.10%	4.85%	14.50%	60%	109%	95%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2023	2.85%	12.20%	68%	77%	88%	124%	14.40%	99%	9.35%	6.75%	9.85%	7.30%	10.00%	12.25%	23.05%	24.15%	4.80%	13.60%	58%	112%	98%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2023	2.85%	11.10%	69%	79%	87%	124%	12.90%	99%	8.90%	6.60%	8.95%	6.90%	9.35%	12.90%	20.10%	25.85%	4.65%	13.25%	59%	104%	90%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2023	2.85%	10.85%	66%	76%	83%	124%	12.45%	99%	8.65%	6.35%	8.80%	6.70%	9.10%	11.35%	17.50%	22.00%	4.60%	12.60%	56%	100%	87%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2023	2.85%	10.00%	65%	76%	82%	124%	11.40%	99%	8.35%	6.25%	8.00%	6.35%	8.50%	10.70%	15.70%	16.60%	4.50%	12.10%	56%	88%	76%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2023	2.85%	10.80%	62%	74%	79%	124%	12.25%	99%	8.50%	6.10%	8.90%	6.70%	9.15%	10.45%	15.30%	18.35%	4.65%	12.15%	56%	94%	83%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2023	2.85%	11.20%	63%	75%	80%	124%	12.70%	99%	8.50%	6.00%	9.20%	6.80%	9.45%	11.75%	15.55%	17.90%	4.75%	12.05%	56%	99%	87%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

PURCHASE PAYMENTS $100,000 AND OVER
1/6/2022	1.25%	7.40%	52%	56%	53%	103%	7.15%	71%	N/A	N/A	N/A	N/A	7.05%	6.45%	9.50%	8.45%	4.00%	10.05%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2022	1.25%	7.65%	52%	60%	54%	104%	7.45%	71%	N/A	N/A	N/A	N/A	7.20%	7.10%	9.85%	8.75%	4.00%	9.85%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2022	1.70%	8.15%	56%	57%	50%	104%	7.45%	71%	N/A	N/A	N/A	N/A	7.15%	6.45%	8.95%	7.25%	4.00%	10.35%	52%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2022	1.70%	7.15%	61%	65%	57%	104%	6.55%	71%	N/A	N/A	N/A	N/A	6.60%	6.45%	9.70%	7.25%	4.00%	8.70%	53%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2022	1.70%	8.10%	59%	61%	63%	104%	6.55%	71%	N/A	N/A	N/A	N/A	6.60%	6.45%	10.45%	7.25%	4.00%	11.35%	54%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2022	1.55%	7.50%	60%	63%	66%	115%	6.55%	82%	N/A	N/A	N/A	N/A	6.60%	6.45%	11.40%	7.55%	4.00%	9.80%	52%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2022	1.55%	7.80%	61%	63%	70%	122%	6.55%	90%	N/A	N/A	N/A	N/A	6.60%	6.45%	12.00%	7.55%	4.00%	9.95%	53%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2022	1.55%	9.75%	62%	66%	66%	125%	7.85%	93%	N/A	N/A	N/A	N/A	7.55%	7.65%	12.00%	9.00%	4.00%	12.55%	59%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2022	1.55%	9.65%	63%	70%	71%	131%	8.15%	101%	N/A	N/A	N/A	N/A	7.55%	8.10%	12.10%	9.95%	4.00%	12.30%	59%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2022	1.55%	8.85%	64%	75%	73%	120%	8.65%	93%	6.30%	4.60%	5.35%	4.45%	8.25%	8.65%	12.00%	12.30%	4.20%	10.45%	51%	65%	52%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2022	1.55%	7.45%	64%	75%	77%	116%	8.10%	88%	5.80%	4.20%	5.10%	4.25%	7.90%	8.30%	11.60%	13.10%	4.00%	9.40%	51%	67%	54%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2022	1.55%	7.45%	63%	75%	71%	116%	7.90%	89%	5.75%	4.25%	5.00%	4.20%	7.45%	7.80%	11.20%	10.05%	4.00%	9.00%	50%	66%	53%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2022	1.85%	9.25%	64%	75%	73%	119%	8.80%	92%	6.20%	4.50%	5.75%	4.70%	7.35%	8.90%	12.65%	10.35%	4.00%	9.10%	50%	74%	60%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2022	2.00%	9.85%	64%	70%	70%	119%	8.55%	92%	6.20%	4.55%	5.70%	4.65%	7.30%	8.90%	12.15%	12.50%	4.00%	11.85%	53%	86%	59%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2022	2.00%	10.75%	66%	70%	68%	120%	8.50%	94%	6.70%	4.85%	6.15%	4.95%	8.00%	9.20%	12.20%	15.20%	4.00%	12.45%	55%	86%	63%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2022	2.00%	11.80%	66%	68%	70%	116%	9.80%	89%	7.75%	5.80%	6.70%	5.50%	8.95%	10.20%	15.20%	16.25%	4.00%	13.45%	56%	79%	63%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2022	2.00%	10.85%	66%	73%	73%	119%	10.30%	93%	6.90%	5.10%	6.25%	5.10%	9.35%	10.80%	19.50%	17.60%	4.30%	11.85%	56%	82%	66%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2022	2.00%	11.90%	66%	69%	85%	130%	9.95%	103%	7.70%	5.80%	7.00%	5.70%	9.00%	10.05%	18.75%	17.75%	4.40%	14.65%	61%	87%	70%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2022	2.00%	10.65%	69%	61%	83%	124%	10.25%	101%	7.75%	5.80%	7.10%	5.70%	9.30%	10.35%	20.80%	19.40%	4.00%	14.50%	61%	90%	73%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2022	2.00%	9.25%	73%	69%	90%	132%	11.05%	118%	8.20%	6.20%	7.75%	6.15%	9.70%	11.95%	20.30%	24.35%	5.40%	14.75%	63%	95%	78%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2022	2.00%	8.70%	73%	67%	87%	135%	11.75%	122%	8.35%	6.20%	8.35%	6.40%	10.20%	11.90%	20.35%	21.75%	5.70%	13.70%	61%	97%	81%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2022	2.00%	9.45%	73%	69%	87%	137%	12.90%	113%	8.95%	6.70%	9.15%	6.95%	10.30%	12.50%	22.25%	21.90%	5.70%	13.90%	61%	98%	82%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2022	2.00%	9.35%	72%	71%	87%	139%	12.55%	115%	8.60%	6.20%	9.15%	6.80%	10.45%	12.70%	21.60%	20.60%	5.80%	13.50%	61%	98%	82%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2022	2.00%	10.95%	72%	76%	86%	138%	11.35%	114%	7.95%	5.75%	8.30%	6.30%	10.05%	14.20%	22.25%	18.75%	5.75%	13.55%	61%	93%	77%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PURCHASE PAYMENTS BELOW $100,000
1/6/2022	1.15%	7.00%	50%	52%	50%	100%	6.85%	67%	N/A	N/A	N/A	N/A	6.70%	6.00%	9.15%	8.15%	4.00%	8.90%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2022	1.15%	7.10%	50%	56%	51%	101%	7.20%	68%	N/A	N/A	N/A	N/A	6.85%	6.70%	9.50%	8.45%	4.00%	8.75%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2022	1.60%	7.60%	54%	53%	50%	101%	7.20%	68%	N/A	N/A	N/A	N/A	6.85%	6.00%	8.60%	7.00%	4.00%	9.20%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2022	1.60%	7.00%	58%	60%	53%	101%	6.10%	68%	N/A	N/A	N/A	N/A	6.40%	6.00%	9.25%	7.00%	4.00%	7.55%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2022	1.60%	7.45%	57%	57%	60%	101%	6.10%	68%	N/A	N/A	N/A	N/A	6.40%	6.00%	10.05%	7.00%	4.00%	10.15%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2022	1.45%	7.00%	57%	58%	61%	111%	6.10%	77%	N/A	N/A	N/A	N/A	6.40%	6.00%	10.90%	7.25%	4.00%	8.45%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2022	1.45%	7.05%	59%	57%	65%	117%	6.10%	84%	N/A	N/A	N/A	N/A	6.40%	6.00%	11.40%	7.10%	4.00%	8.60%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2022	1.45%	9.00%	60%	62%	62%	120%	7.45%	87%	N/A	N/A	N/A	N/A	7.35%	7.05%	11.40%	8.55%	4.00%	10.95%	55%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2022	1.45%	8.85%	61%	65%	67%	125%	7.75%	94%	N/A	N/A	N/A	N/A	7.35%	7.45%	11.50%	9.50%	4.00%	10.70%	55%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2022	1.45%	7.95%	62%	69%	68%	119%	8.15%	92%	6.00%	4.35%	4.90%	4.20%	8.05%	8.00%	11.20%	11.80%	4.00%	8.80%	50%	60%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2022	1.45%	7.00%	62%	69%	71%	111%	7.65%	83%	5.55%	4.00%	4.75%	4.00%	7.55%	7.65%	10.75%	12.60%	4.00%	7.85%	50%	63%	52%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2022	1.45%	7.00%	58%	69%	66%	111%	7.40%	83%	5.50%	4.05%	4.60%	3.95%	7.10%	7.10%	10.40%	9.55%	4.00%	7.50%	50%	61%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2022	1.75%	8.50%	59%	70%	68%	113%	8.35%	86%	6.00%	4.30%	5.35%	4.45%	7.00%	8.20%	11.75%	9.85%	4.00%	8.65%	50%	69%	58%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2022	1.90%	9.05%	59%	65%	65%	114%	8.10%	86%	5.95%	4.35%	5.30%	4.45%	6.95%	8.15%	11.25%	11.85%	4.00%	11.60%	50%	81%	57%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2022	1.90%	9.90%	61%	65%	62%	115%	8.00%	87%	6.45%	4.65%	5.70%	4.75%	7.65%	8.40%	11.35%	14.40%	4.00%	12.15%	52%	81%	61%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2022	1.90%	11.15%	62%	63%	64%	111%	9.30%	83%	7.45%	5.60%	6.25%	5.25%	8.60%	9.35%	14.05%	15.55%	4.00%	13.05%	53%	74%	61%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2022	1.90%	10.20%	62%	66%	67%	114%	9.80%	86%	6.60%	4.85%	5.80%	4.80%	8.95%	9.85%	17.70%	16.85%	4.10%	11.50%	53%	76%	64%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2022	1.90%	11.15%	62%	63%	78%	124%	9.40%	97%	7.45%	5.60%	6.50%	5.40%	8.60%	9.25%	17.10%	17.00%	4.20%	14.25%	58%	81%	68%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2022	1.90%	10.00%	63%	55%	77%	118%	9.70%	96%	7.50%	5.60%	6.65%	5.50%	8.95%	9.60%	19.00%	18.50%	4.00%	14.00%	56%	85%	71%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2022	1.90%	8.65%	66%	62%	83%	126%	10.00%	111%	7.70%	5.80%	6.90%	5.65%	9.30%	11.00%	18.40%	23.00%	5.05%	14.10%	59%	86%	72%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2022	1.90%	8.10%	66%	60%	79%	129%	10.75%	114%	7.95%	5.90%	7.60%	6.05%	9.85%	11.00%	18.55%	20.70%	5.30%	13.10%	57%	90%	77%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2022	1.90%	8.85%	66%	63%	80%	131%	11.90%	106%	8.60%	6.40%	8.40%	6.60%	9.95%	11.65%	20.15%	20.85%	5.35%	13.35%	56%	91%	79%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2022	1.90%	8.70%	65%	64%	80%	132%	11.55%	108%	8.20%	5.90%	8.35%	6.45%	10.10%	11.75%	19.60%	19.60%	5.45%	12.95%	56%	90%	79%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2022	1.90%	10.25%	66%	69%	79%	131%	10.15%	106%	7.50%	5.40%	7.40%	5.80%	9.65%	12.95%	20.15%	17.75%	5.35%	13.05%	56%	84%	73%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

PURCHASE PAYMENTS $100,000 AND OVER
1/6/2021	1.10%	7.00%	50%	53%	50%	95%	6.35%	61%	N/A	N/A	N/A	N/A	6.85%	6.55%	9.45%	7.25%	4.00%	9.85%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2021	1.10%	7.05%	50%	58%	52%	101%	6.90%	68%	N/A	N/A	N/A	N/A	7.10%	8.05%	8.90%	7.55%	4.00%	10.30%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2021	1.10%	7.00%	50%	54%	50%	97%	6.65%	63%	N/A	N/A	N/A	N/A	6.95%	6.95%	8.90%	6.00%	4.00%	10.05%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2021	1.10%	7.00%	51%	55%	53%	97%	6.25%	63%	N/A	N/A	N/A	N/A	6.80%	6.60%	8.90%	6.00%	4.00%	9.85%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2021	1.20%	7.00%	50%	55%	51%	97%	6.15%	63%	N/A	N/A	N/A	N/A	6.65%	6.45%	9.00%	6.00%	4.00%	10.80%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2021	1.20%	7.35%	52%	52%	50%	97%	6.15%	63%	N/A	N/A	N/A	N/A	6.65%	6.45%	8.00%	6.00%	4.00%	10.85%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2021	1.50%	7.35%	51%	51%	50%	97%	6.15%	61%	N/A	N/A	N/A	N/A	6.65%	6.30%	8.50%	6.00%	4.00%	9.40%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2021	1.50%	7.40%	50%	56%	50%	97%	6.15%	61%	N/A	N/A	N/A	N/A	6.65%	6.00%	8.45%	6.00%	4.00%	9.70%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2021	1.50%	7.10%	50%	51%	50%	97%	6.55%	61%	N/A	N/A	N/A	N/A	6.65%	6.00%	8.20%	6.35%	4.00%	9.55%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2021	1.50%	7.35%	51%	59%	50%	89%	7.25%	57%	5.45%	4.05%	4.25%	3.65%	7.00%	6.00%	8.05%	7.15%	4.00%	10.30%	50%	54%	42%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2021	1.50%	7.00%	50%	60%	50%	84%	6.25%	51%	4.70%	3.50%	3.65%	3.15%	6.20%	6.00%	8.45%	6.85%	4.00%	9.15%	50%	52%	40%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2021	1.50%	7.00%	50%	55%	50%	81%	6.35%	48%	4.85%	3.65%	3.75%	3.30%	6.00%	6.00%	7.20%	6.00%	4.00%	8.95%	50%	53%	40%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2021	1.50%	7.00%	50%	58%	50%	81%	6.35%	48%	4.80%	3.60%	3.80%	3.30%	6.00%	6.25%	8.60%	6.00%	4.00%	9.00%	50%	53%	42%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2021	1.50%	7.00%	50%	54%	50%	80%	6.20%	46%	4.80%	3.65%	3.80%	3.30%	6.00%	6.00%	8.00%	6.30%	4.00%	9.15%	50%	86%	41%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2021	1.35%	7.00%	50%	54%	50%	79%	5.70%	45%	5.00%	3.80%	3.80%	3.35%	6.00%	6.00%	7.90%	6.75%	4.00%	9.00%	50%	86%	41%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2021	1.35%	7.65%	50%	58%	50%	77%	7.40%	43%	6.35%	4.95%	4.75%	4.15%	6.50%	7.20%	8.80%	8.35%	4.00%	10.70%	50%	59%	45%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2021	1.35%	7.00%	50%	56%	50%	80%	7.15%	47%	5.15%	3.95%	3.80%	3.35%	6.70%	6.95%	11.00%	9.30%	4.00%	8.95%	50%	55%	42%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2021	1.25%	7.10%	50%	54%	56%	87%	6.90%	53%	6.00%	4.70%	4.55%	4.00%	6.00%	6.00%	8.70%	8.10%	4.00%	10.85%	50%	61%	47%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2021	1.25%	7.00%	50%	51%	60%	79%	6.40%	53%	5.65%	4.45%	4.10%	3.70%	6.00%	6.25%	10.30%	8.45%	4.00%	10.30%	50%	58%	44%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2021	1.25%	7.00%	50%	50%	56%	83%	6.35%	60%	5.65%	4.55%	4.10%	3.65%	6.00%	6.40%	9.30%	9.10%	4.00%	10.05%	50%	56%	42%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2021	1.25%	7.00%	50%	50%	56%	80%	6.25%	57%	5.50%	4.35%	4.10%	3.65%	6.00%	6.00%	8.50%	8.65%	4.00%	10.15%	50%	91%	42%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2021	1.25%	7.00%	50%	50%	57%	81%	6.85%	48%	5.95%	4.70%	4.55%	4.00%	6.00%	6.00%	8.85%	8.45%	4.00%	10.60%	50%	55%	42%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2021	1.25%	7.00%	50%	50%	52%	84%	5.90%	51%	5.20%	4.05%	3.95%	3.50%	6.00%	6.00%	8.10%	7.50%	4.00%	10.15%	50%	50%	38%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2021	1.25%	7.00%	50%	51%	58%	87%	5.40%	54%	4.85%	3.75%	3.60%	3.20%	6.00%	6.00%	9.10%	8.15%	4.00%	9.15%	50%	48%	36%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PURCHASE PAYMENTS BELOW $100,000
1/6/2021	1.00%	7.00%	50%	50%	50%	92%	6.15%	58%	N/A	N/A	N/A	N/A	6.55%	6.20%	8.95%	6.80%	4.00%	9.45%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2021	1.00%	7.00%	50%	53%	50%	99%	6.65%	65%	N/A	N/A	N/A	N/A	6.75%	7.65%	8.40%	7.10%	4.00%	9.85%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2021	1.00%	7.00%	50%	50%	50%	94%	6.40%	61%	N/A	N/A	N/A	N/A	6.60%	6.65%	8.40%	6.00%	4.00%	9.60%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2021	1.00%	7.00%	50%	51%	50%	94%	6.00%	61%	N/A	N/A	N/A	N/A	6.50%	6.30%	8.40%	6.00%	4.00%	9.35%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2021	1.10%	7.00%	50%	51%	50%	94%	6.00%	61%	N/A	N/A	N/A	N/A	6.30%	6.25%	8.45%	6.00%	4.00%	10.20%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2021	1.10%	7.00%	50%	50%	50%	94%	6.00%	61%	N/A	N/A	N/A	N/A	6.30%	6.25%	7.60%	6.00%	4.00%	10.30%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2021	1.40%	7.15%	50%	50%	50%	94%	6.00%	57%	N/A	N/A	N/A	N/A	6.30%	6.20%	8.10%	6.00%	4.00%	9.00%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2021	1.40%	7.30%	50%	52%	50%	94%	6.00%	57%	N/A	N/A	N/A	N/A	6.30%	6.00%	8.10%	6.00%	4.00%	9.35%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2021	1.40%	7.00%	50%	50%	50%	94%	6.45%	57%	N/A	N/A	N/A	N/A	6.30%	6.00%	7.95%	6.10%	4.00%	9.15%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2021	1.40%	7.10%	50%	55%	50%	86%	7.10%	53%	5.40%	4.00%	4.10%	3.60%	6.70%	6.00%	7.80%	6.90%	4.00%	9.85%	50%	53%	42%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2021	1.40%	7.00%	50%	55%	50%	81%	6.05%	48%	4.60%	3.40%	3.45%	3.05%	6.00%	6.00%	8.15%	6.60%	4.00%	8.65%	50%	49%	39%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2021	1.40%	7.00%	50%	51%	50%	79%	6.20%	45%	4.75%	3.55%	3.65%	3.20%	6.00%	6.00%	7.00%	6.00%	4.00%	8.50%	50%	51%	40%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2021	1.40%	7.00%	50%	54%	50%	79%	6.20%	45%	4.75%	3.55%	3.70%	3.25%	6.00%	6.00%	8.30%	6.00%	4.00%	8.55%	50%	51%	41%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2021	1.40%	7.00%	50%	50%	50%	77%	6.10%	44%	4.75%	3.55%	3.70%	3.25%	6.00%	6.00%	7.75%	6.05%	4.00%	8.70%	50%	81%	41%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2021	1.25%	7.00%	50%	50%	50%	76%	5.50%	42%	4.90%	3.70%	3.65%	3.25%	6.00%	6.00%	7.65%	6.50%	4.00%	8.45%	50%	81%	40%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2021	1.25%	7.40%	50%	54%	50%	75%	7.15%	40%	6.25%	4.85%	4.55%	4.05%	6.25%	6.80%	8.50%	8.00%	4.00%	10.10%	50%	56%	44%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2021	1.25%	7.00%	50%	52%	50%	78%	6.90%	44%	5.00%	3.85%	3.65%	3.25%	6.40%	6.55%	10.70%	9.00%	4.00%	8.40%	50%	53%	41%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2021	1.15%	7.00%	50%	50%	52%	85%	6.70%	50%	5.90%	4.60%	4.35%	3.90%	6.00%	6.00%	8.40%	7.80%	4.00%	10.10%	50%	58%	46%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2021	1.15%	7.00%	50%	50%	56%	77%	6.15%	50%	5.50%	4.35%	3.90%	3.55%	6.00%	6.00%	9.90%	8.15%	4.00%	9.50%	50%	55%	42%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2021	1.15%	7.00%	50%	50%	52%	80%	6.10%	57%	5.50%	4.40%	3.85%	3.50%	6.00%	6.00%	8.95%	8.80%	4.00%	9.20%	50%	53%	40%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2021	1.15%	7.00%	50%	50%	52%	78%	6.00%	54%	5.35%	4.25%	3.90%	3.50%	6.00%	6.00%	8.15%	8.35%	4.00%	9.35%	50%	86%	41%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2021	1.15%	7.00%	50%	50%	53%	79%	6.65%	45%	5.85%	4.60%	4.35%	3.90%	6.00%	6.00%	8.55%	8.20%	4.00%	9.85%	50%	53%	41%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2021	1.15%	7.00%	50%	50%	50%	81%	5.65%	48%	5.05%	3.90%	3.75%	3.35%	6.00%	6.00%	7.85%	7.25%	4.00%	9.35%	50%	47%	37%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2021	1.15%	7.00%	50%	50%	53%	84%	5.10%	51%	4.65%	3.60%	3.35%	3.05%	6.00%	6.00%	8.70%	7.85%	4.00%	8.05%	50%	44%	34%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

PURCHASE PAYMENTS $100,000 AND OVER
1/6/2020	1.50%	7.95%	54%	62%	54%	107%	7.30%	75%	N/A	N/A	N/A	N/A	7.60%	7.90%	7.85%	6.00%	4.00%	11.45%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2020	1.50%	8.20%	55%	65%	56%	111%	7.95%	80%	N/A	N/A	N/A	N/A	7.75%	10.15%	8.10%	6.00%	4.00%	11.65%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2020	1.50%	8.10%	54%	56%	51%	104%	7.45%	72%	N/A	N/A	N/A	N/A	7.40%	8.35%	7.35%	6.00%	4.00%	11.35%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2020	1.50%	7.55%	54%	57%	54%	104%	6.85%	72%	N/A	N/A	N/A	N/A	7.15%	7.70%	7.35%	6.00%	4.00%	10.55%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2020	1.10%	7.50%	51%	57%	52%	102%	6.60%	70%	N/A	N/A	N/A	N/A	6.75%	7.15%	7.35%	6.00%	4.00%	10.05%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2020	1.10%	7.00%	50%	53%	51%	102%	6.05%	67%	N/A	N/A	N/A	N/A	6.00%	6.35%	7.35%	6.00%	4.00%	7.90%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2020	1.10%	7.00%	50%	53%	50%	85%	6.05%	47%	N/A	N/A	N/A	N/A	6.00%	6.00%	7.35%	6.00%	4.00%	8.00%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2020	1.10%	7.00%	50%	53%	54%	91%	6.30%	54%	N/A	N/A	N/A	N/A	6.10%	6.00%	7.85%	6.00%	4.00%	7.95%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2020	1.10%	7.00%	50%	50%	50%	91%	7.10%	54%	N/A	N/A	N/A	N/A	6.10%	6.30%	8.35%	6.00%	4.00%	8.65%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2020	1.10%	7.00%	50%	50%	50%	75%	5.10%	50%	4.05%	3.20%	2.50%	2.30%	6.60%	6.00%	7.65%	6.00%	4.00%	8.50%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2020	1.10%	7.00%	50%	55%	50%	72%	5.30%	38%	4.10%	3.10%	2.85%	2.55%	6.20%	6.05%	7.55%	6.00%	4.00%	8.35%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2020	1.10%	7.00%	50%	53%	50%	65%	5.50%	29%	4.30%	3.30%	3.10%	2.85%	6.00%	6.00%	7.15%	6.00%	4.00%	8.00%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2020	1.10%	7.00%	50%	52%	50%	67%	4.65%	31%	3.70%	2.90%	2.45%	2.25%	6.00%	6.00%	7.60%	6.00%	4.00%	7.70%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2020	1.10%	7.00%	50%	50%	50%	70%	5.15%	35%	4.10%	3.20%	2.90%	2.60%	6.00%	6.00%	7.55%	6.00%	4.00%	8.55%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2020	1.10%	7.00%	50%	50%	50%	68%	5.00%	33%	4.50%	3.50%	3.20%	2.85%	6.00%	6.10%	9.00%	6.00%	4.00%	9.25%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2020	1.10%	7.15%	50%	51%	50%	72%	6.35%	37%	5.70%	4.50%	3.85%	3.50%	6.20%	7.05%	10.25%	6.70%	4.00%	9.80%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2020	1.10%	7.00%	50%	50%	50%	71%	6.15%	37%	4.55%	3.60%	3.10%	2.80%	6.20%	6.60%	11.40%	7.95%	4.00%	8.30%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2020	1.10%	7.00%	50%	51%	59%	82%	5.55%	47%	5.10%	4.10%	3.40%	3.15%	6.00%	6.00%	10.20%	7.40%	4.00%	10.45%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2020	1.10%	7.00%	50%	50%	53%	72%	5.20%	45%	4.85%	3.90%	3.10%	2.90%	6.00%	6.00%	9.20%	7.10%	4.00%	9.30%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2020	1.10%	7.00%	50%	50%	51%	73%	5.50%	49%	5.05%	4.15%	3.35%	3.10%	6.00%	6.00%	8.55%	7.05%	4.00%	9.05%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2020	1.10%	7.00%	50%	50%	50%	70%	5.45%	45%	5.25%	4.00%	3.45%	3.15%	6.00%	6.00%	7.90%	7.05%	4.00%	9.55%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2020	1.10%	7.00%	50%	50%	50%	72%	5.70%	37%	5.20%	4.20%	3.55%	3.25%	6.00%	6.00%	8.00%	7.40%	4.00%	9.40%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2020	1.10%	7.00%	50%	50%	51%	77%	5.20%	43%	4.75%	3.70%	3.35%	3.05%	6.00%	6.00%	8.85%	6.85%	4.00%	9.20%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2020	1.10%	7.00%	50%	50%	55%	76%	5.10%	42%	4.65%	3.60%	3.40%	3.05%	6.00%	6.20%	9.10%	6.50%	4.00%	8.95%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PURCHASE PAYMENTS BELOW $100,000
1/6/2020	1.40%	7.65%	50%	59%	52%	104%	7.20%	71%	N/A	N/A	N/A	N/A	7.45%	7.70%	7.55%	6.00%	4.00%	10.65%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2020	1.40%	7.90%	52%	61%	53%	108%	7.90%	76%	N/A	N/A	N/A	N/A	7.65%	10.10%	7.80%	6.00%	4.00%	10.80%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2020	1.40%	7.80%	50%	53%	50%	101%	7.35%	68%	N/A	N/A	N/A	N/A	7.30%	8.30%	7.15%	6.00%	4.00%	10.60%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2020	1.40%	7.25%	50%	54%	52%	101%	6.75%	68%	N/A	N/A	N/A	N/A	7.00%	7.60%	7.15%	6.00%	4.00%	9.80%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2020	1.00%	7.25%	50%	54%	50%	100%	6.60%	66%	N/A	N/A	N/A	N/A	6.65%	7.20%	7.15%	6.00%	4.00%	9.40%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2020	1.00%	7.00%	50%	50%	50%	100%	5.95%	64%	N/A	N/A	N/A	N/A	6.00%	6.20%	7.15%	6.00%	4.00%	7.10%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2020	1.00%	7.00%	50%	50%	50%	83%	5.95%	44%	N/A	N/A	N/A	N/A	6.00%	6.00%	7.15%	6.00%	4.00%	7.20%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2020	1.00%	7.00%	50%	50%	50%	88%	5.95%	50%	N/A	N/A	N/A	N/A	6.00%	6.00%	7.15%	6.00%	4.00%	7.30%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2020	1.00%	7.00%	50%	50%	50%	88%	6.75%	50%	N/A	N/A	N/A	N/A	6.00%	6.00%	7.55%	6.00%	4.00%	8.10%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2020	1.00%	7.00%	50%	50%	50%	73%	4.70%	50%	3.75%	3.00%	2.15%	2.00%	6.20%	6.00%	6.95%	6.00%	4.00%	7.95%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2020	1.00%	7.00%	50%	50%	50%	71%	4.90%	35%	3.80%	2.95%	2.55%	2.30%	6.00%	6.00%	6.90%	6.00%	4.00%	7.85%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2020	1.00%	7.00%	50%	50%	50%	64%	5.20%	27%	4.10%	3.15%	2.85%	2.85%	6.00%	6.00%	6.55%	6.00%	4.00%	7.55%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2020	1.00%	7.00%	50%	50%	50%	65%	4.35%	29%	3.45%	2.75%	2.15%	2.00%	6.00%	6.00%	6.90%	6.00%	4.00%	7.20%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2020	1.00%	7.00%	50%	50%	50%	68%	4.85%	33%	3.90%	3.05%	2.65%	2.40%	6.00%	6.00%	6.95%	6.00%	4.00%	8.05%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2020	1.00%	7.00%	50%	50%	50%	67%	4.70%	31%	4.30%	3.35%	2.90%	2.65%	6.00%	6.00%	8.40%	6.00%	4.00%	8.70%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2020	1.00%	7.00%	50%	50%	50%	70%	6.05%	35%	5.50%	4.40%	3.65%	3.35%	6.00%	6.55%	9.55%	6.20%	4.00%	9.30%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2020	1.00%	7.00%	50%	50%	50%	70%	5.90%	34%	4.40%	3.45%	2.85%	2.65%	6.00%	6.10%	10.55%	7.50%	4.00%	7.85%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2020	1.00%	7.00%	50%	50%	55%	80%	5.25%	45%	4.95%	4.00%	3.20%	2.95%	6.00%	6.00%	9.50%	6.95%	4.00%	9.95%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2020	1.00%	7.00%	50%	50%	50%	70%	4.90%	42%	4.65%	3.80%	2.90%	2.70%	6.00%	6.00%	8.55%	6.65%	4.00%	8.80%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2020	1.00%	7.00%	50%	50%	50%	71%	5.20%	47%	4.90%	4.00%	3.15%	2.95%	6.00%	6.00%	7.90%	6.60%	4.00%	8.55%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2020	1.00%	7.00%	50%	50%	50%	69%	5.25%	43%	5.00%	3.90%	3.25%	3.00%	6.00%	6.00%	7.30%	6.65%	4.00%	9.15%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2020	1.00%	7.00%	50%	50%	50%	70%	5.45%	35%	5.05%	4.10%	3.35%	3.10%	6.00%	6.00%	7.45%	6.95%	4.00%	8.95%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2020	1.00%	7.00%	50%	50%	50%	75%	5.00%	40%	4.60%	3.65%	3.20%	2.90%	6.00%	6.00%	8.35%	6.45%	4.00%	8.80%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2020	1.00%	7.00%	50%	50%	50%	74%	4.95%	39%	4.55%	3.55%	3.20%	2.95%	6.00%	6.00%	8.55%	6.10%	4.00%	8.55%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

PURCHASE PAYMENTS $100,000 AND OVER
1/6/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2019	1.85%	7.95%	57%	69%	56%	102%	5.70%	72%	4.35%	3.30%	3.20%	2.85%	6.40%	6.90%	6.85%	9.80%	4.00%	9.70%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2019	1.85%	7.05%	56%	61%	57%	100%	6.10%	70%	4.70%	3.55%	3.60%	3.15%	6.00%	6.45%	6.75%	8.15%	4.00%	9.25%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2019	1.85%	7.10%	53%	56%	59%	95%	5.25%	64%	4.10%	3.15%	2.95%	2.65%	6.00%	7.65%	7.10%	7.95%	4.00%	9.15%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2019	1.85%	7.40%	52%	50%	56%	95%	5.65%	63%	4.45%	3.40%	3.30%	2.95%	6.00%	6.10%	6.90%	8.30%	4.00%	9.75%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2019	1.85%	7.90%	53%	57%	58%	95%	5.60%	63%	4.95%	3.75%	3.70%	3.25%	6.00%	7.35%	7.30%	9.15%	4.00%	10.40%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2019	1.60%	9.15%	57%	65%	67%	95%	6.95%	64%	6.10%	4.75%	4.40%	3.90%	6.70%	8.60%	8.65%	11.85%	4.00%	11.80%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2019	1.60%	7.10%	55%	61%	70%	94%	6.90%	63%	5.00%	3.85%	3.65%	3.25%	6.80%	8.00%	10.55%	12.30%	4.00%	9.50%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2019	1.50%	7.60%	55%	54%	77%	99%	6.05%	67%	5.45%	4.35%	3.85%	3.50%	6.00%	6.25%	8.75%	10.85%	4.00%	11.65%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2019	1.50%	7.35%	52%	53%	72%	89%	5.75%	65%	5.25%	4.15%	3.55%	3.25%	6.00%	7.35%	8.65%	11.25%	4.00%	11.85%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2019	1.50%	7.00%	52%	55%	64%	89%	6.00%	68%	5.40%	4.35%	3.80%	3.45%	6.00%	7.20%	7.45%	12.00%	4.00%	11.25%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2019	1.50%	7.00%	50%	50%	61%	87%	6.05%	65%	5.40%	4.25%	3.95%	3.55%	6.00%	6.65%	7.40%	11.15%	4.00%	11.15%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2019	1.50%	7.00%	50%	51%	61%	86%	6.50%	54%	5.75%	4.55%	4.25%	3.80%	6.00%	6.95%	7.75%	10.70%	4.00%	11.00%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2019	1.50%	7.00%	50%	55%	61%	87%	6.50%	55%	5.60%	4.25%	4.45%	3.85%	6.15%	7.85%	8.55%	6.00%	4.00%	10.55%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2019	1.50%	7.00%	50%	59%	63%	89%	6.55%	57%	5.60%	4.20%	4.60%	3.95%	6.05%	8.55%	8.80%	6.00%	4.00%	10.35%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PURCHASE PAYMENTS BELOW $100,000
1/6/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
1/20/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/6/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2/20/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/6/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
3/20/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/6/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
4/20/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/6/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
5/20/2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/6/2019	1.75%	7.65%	53%	65%	53%	98%	5.55%	68%	4.30%	3.20%	3.10%	2.75%	6.20%	6.60%	6.65%	9.30%	4.00%	9.20%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
6/20/2019	1.75%	7.00%	52%	58%	54%	97%	5.85%	66%	4.55%	3.45%	3.40%	3.05%	6.00%	6.10%	6.50%	7.60%	4.00%	8.40%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/6/2019	1.75%	7.00%	50%	53%	56%	92%	4.85%	60%	4.05%	3.10%	2.80%	2.55%	6.00%	6.90%	6.85%	7.45%	4.00%	8.40%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
7/20/2019	1.75%	7.20%	50%	50%	53%	91%	5.40%	59%	4.35%	3.30%	3.15%	2.80%	6.00%	6.00%	6.70%	7.70%	4.00%	9.05%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/6/2019	1.75%	7.65%	50%	54%	55%	91%	5.35%	59%	4.80%	3.65%	3.55%	3.15%	6.00%	7.00%	7.05%	8.55%	4.00%	9.65%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
8/20/2019	1.50%	8.80%	53%	61%	64%	91%	6.70%	60%	6.00%	4.70%	4.25%	3.80%	6.50%	8.20%	8.35%	11.05%	4.00%	10.95%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/6/2019	1.50%	7.00%	51%	57%	66%	91%	6.65%	59%	4.90%	3.80%	3.50%	3.15%	6.55%	7.50%	10.20%	11.55%	4.00%	8.70%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
9/20/2019	1.40%	7.30%	51%	50%	73%	96%	5.75%	63%	5.35%	4.25%	3.70%	3.40%	6.00%	6.00%	8.40%	10.15%	4.00%	10.75%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/6/2019	1.40%	7.05%	50%	50%	68%	86%	5.40%	62%	5.15%	4.10%	3.45%	3.15%	6.00%	7.00%	8.30%	10.50%	4.00%	10.95%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
10/20/2019	1.40%	7.00%	50%	51%	60%	86%	5.70%	65%	5.30%	4.30%	3.65%	3.35%	6.00%	6.70%	7.15%	11.25%	4.00%	10.35%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/6/2019	1.40%	7.00%	50%	50%	57%	84%	5.85%	61%	5.25%	4.15%	3.75%	3.40%	6.00%	6.20%	7.05%	10.45%	4.00%	10.30%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
11/20/2019	1.40%	7.00%	50%	50%	58%	83%	6.25%	50%	5.60%	4.45%	4.00%	3.65%	6.00%	6.55%	7.45%	10.05%	4.00%	10.25%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/6/2019	1.40%	7.00%	50%	51%	58%	84%	6.45%	51%	5.50%	4.20%	4.35%	3.80%	6.00%	7.80%	8.15%	6.00%	4.00%	9.80%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
12/20/2019	1.40%	7.00%	50%	56%	60%	86%	6.55%	53%	5.50%	4.15%	4.45%	3.85%	6.00%	8.50%	8.35%	6.00%	4.00%	9.55%	50%	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Benefit Base), Maximum [Percent]
Free Withdrawal Allowance [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Benefit Base), Maximum [Percent]
Terminal Illness Waiver [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Benefit Base), Maximum [Percent]
Extended Care Waiver [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Benefit Base), Maximum [Percent]
Performance Lock [Member]
Item 10. Benefits Available [Line Items]
Standard Benefit Expense (of Benefit Base), Maximum [Percent]